Significant Accounting Policies - Lease (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies
Operating lease asset	$ 190,368	$ 60,519
Operating lease liability	$ 65,404